Total revenues and other income	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Total revenues and other income	Total revenues and other income
Accounting policies
Revenue recognition
Equinor presents Revenue from contracts with
customers and Other revenue as a single caption,
Revenues, in the Consolidated statement of income.
Revenue from contracts with customers
Revenue from the sale of crude oil, natural gas,
petroleum products, power and other merchandise is
recognised when a customer obtains control of those
products, which for tangible products normally is
when title passes at point of delivery, based on the
contractual terms of the agreements. Each such sale
normally represents a single performance obligation.
In the case of natural gas as well as power, which is
delivered on a continuous basis through pipelines and
grid, sales are completed over time in line with the
delivery of the actual physical quantities.
Sales and purchases of physical commodity and
power volumes are presented on a gross basis as
Revenues from contracts with customers and
Purchases [net of inventory variation] respectively in
the Consolidated statement of income. When the
contracts are deemed financial instruments or part of
Equinor’s trading activities, they are settled and
presented on a net basis as Other revenue.
Reference is made to note 28 Financial instruments
and fair value measurement for a description of
accounting policies regarding derivatives. Sales of
Equinor’s own produced oil and gas volumes are
always reflected gross as Revenue from contracts with
customers.
Revenues from the production of oil and gas in which
Equinor shares an interest with other companies are
recognised on the basis of volumes lifted and sold to
customers during the period (the sales method). Where
Equinor has lifted and sold more than the ownership
interest, an accrual is recognised for the cost of the
overlift. Where Equinor has lifted and sold less than the
ownership interest, costs are deferred for the underlift.
Other revenue
Items that represent a form of revenue, or are related to
revenue from contracts with customers, are presented
as other revenue if they do not meet the criteria for
classification as revenue from contracts with customers.
These other revenue items include taxes paid in-kind
under certain production sharing agreements (PSAs)
and the net impact of commodity trading and
commodity-based derivative instruments related to
sales contracts or revenue-related risk management.
Transactions with the Norwegian state
Equinor markets and sells the Norwegian state's share
of oil and gas production from the Norwegian
continental shelf (NCS). The Norwegian state's
participation in petroleum activities is organised through
the Norwegian State’s Direct Financial Interests (SDFI).
Purchases and sales of the SDFI's share of crude oil
and natural gas liquids (NGL) production, as well as the
majority of the SDFI’s share of liquefied natural gas
(LNG) production, are presented as purchases [net of
inventory variation] and revenues from contracts with
customers, respectively.
Equinor sells, in its own name, but for the SDFI’s
account and risk, the SDFI’s share of natural gas
volumes. These sales and related expenditures
refunded by the SDFI are presented net in the
Consolidated financial statements. However, if such
sales are made in the name of Equinor’s subsidiaries,
the related balance sheet items are reflected gross in
the Consolidated balance sheet.
Accounting judgement related to transactions with the
Norwegian state
Whether to account for the transactions gross or net
involves the use of significant accounting judgement. In
making the judgement, Equinor has considered whether
it controls the SDFI's share of the volumes prior to
onwards sales to third party customers, taking into
account the pricing mechanisms and the flow of benefits
to Equinor and the SDFI. The assessment is also
impacted by the geographical area in which the sale
takes place.
With regard to the sales of crude oil, natural gas
liquids (NGL), and a major part of liquefied natural
gas (LNG), Equinor directs the use of the volumes
and, although certain benefits from the sales
subsequently flow to the SDFI, Equinor purchases
the volumes from the SDFI and obtains substantially
all the remaining benefits. On this basis, Equinor has
concluded that it acts as principal in these sales.
Regarding sales of natural gas, Equinor has
concluded that control of the volumes does not
transfer from the SDFI to Equinor. Although Equinor
has been granted the ability to direct the use of the
volumes, all the benefits from the sales of these
volumes flow to the SDFI. On this basis, Equinor is
not considered the principal in these sales.
Reference is made to note 27 Related parties for more
details regarding transactions performed between
Equinor and SDFI.
Revenues from contracts with customers by
geographical areas
Equinor has business operations in more than 20 countries.
When attributing the line-item Revenues from contracts with
customers in 2025 to the country of the legal entity executing the sale, Norway and the USA accounted for 77% and 19%
respectively (79% and 18% respectively in 2024, and 79%
and 18% respectively in 2023). Revenues from contracts with
customers are mainly reflecting such revenues from the
reporting segment MMP.

Revenues from contracts with customers and other revenues
(in USD million)	Note	2025	2024	2023

Crude oil		58,396	58,249	56,861

Natural gas		25,288	22,192	26,386
- European gas		21,220	18,133	23,174
- North American gas		2,067	1,044	1,111
- Other incl LNG		2,001	3,015	2,102

Refined products		10,380	9,242	10,083
Natural gas liquids		7,035	7,751	8,345
Power		2,103	1,882	2,223
Transportation		1,262	1,334	1,425
Other sales		778	649	809

Total revenues from contracts with customers		105,242	101,298	106,132

Taxes paid in-kind		231	300	342
Physically settled commodity derivatives		(131)	284	1,331
Gain/(loss) on commodity derivatives		247	180	(1,041)
Change in fair value of trading inventory		(57)	148	(334)
Other revenues		296	292	418
Total other revenues		586	1,204	716

Revenues		105,828	102,502	106,848

Net income/(loss) from equity accounted investments	15	18	49	(1)
Other income	6	616	1,223	327

Total revenues and other income		106,462	103,774	107,174